Revenue - Schedule of disaggregation of revenue (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue
Revenues	€ 152,590,315	€ 137,231,335	€ 171,678,894
Display Solutions
Revenue
Revenues	127,119,437	113,358,812	150,315,353
Sensor Technologies
Revenue
Revenues	25,470,878	23,872,523	21,363,541
Full Service Model | Display Solutions
Revenue
Revenues	108,255,662	104,534,027	148,118,965
Consignment Model | Display Solutions
Revenue
Revenues	16,827,626	6,500,740	€ 2,196,388
R&D Engineering Services | Display Solutions
Revenue
Revenues	€ 2,036,149	€ 2,324,045